Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 3,446	£ 2,809
Less overdrafts and accrued interest	(109)	(346)
Net cash and cash equivalents	£ 3,337	£ 2,463	£ 2,888	£ 2,035